Financial instruments - Fair value hierarchy (Details) - At fair value - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 41,575,990	R$ 40,671,678
Financial liabilities	7,623,291	10,454,820
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,623,291	10,454,820
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,623,291	10,454,820
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,184,341	2,303,646
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,912,594	16,046,835
Financial liabilities	7,623,291	10,454,820
Level 2 | At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,623,291	10,454,820
Level 2 | At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,623,291	10,454,820
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	24,479,055	22,321,197
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,168,188	17,250,611
At fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,255,594	1,203,776
At fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,912,594	16,046,835
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,116,404	3,887,100
At fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,116,404	3,887,100
At fair value through profit or loss | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,051,784	13,363,511
At fair value through profit or loss | Marketable securities | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,255,594	1,203,776
At fair value through profit or loss | Marketable securities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,796,190	12,159,735
At fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	962,341	1,138,066
At fair value through other comprehensive income | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	928,747	1,099,870
At fair value through other comprehensive income | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	33,594	38,196
At fair value through other comprehensive income | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	962,341	1,138,066
At fair value through other comprehensive income | Other investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	928,747
At fair value through other comprehensive income | Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	33,594	38,196
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	24,445,461	22,283,001
Financial assets at amortised cost, category [member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	24,445,461	22,283,001
Financial assets at amortised cost, category [member] | Biological assets [domain]
Disclosure of detailed information about financial instruments [line items]
Financial assets	24,445,461	22,283,001
Financial assets at amortised cost, category [member] | Biological assets [domain] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 24,445,461	R$ 22,283,001